RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) - CAD ($)	12 Months Ended
	May 31, 2020	May 31, 2019
Disclosure of transactions between related parties [line items]
Due to directors and management for remuneration and expense reimbursements	$ 590,357	$ 407,284
Management services	1,148,421	1,067,296
CFO
Disclosure of transactions between related parties [line items]
Management services	$ 174,000	$ 130,500